COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 are as follows:

	As of December 31, 2013
	(RMB’000)	(US$’000)

Year 2014	2,759	456
Year 2015	1,353	223
Year 2016	902	149
Year 2017 and thereafter	—	—

Total	5,014	828